Equity - Additional Information (Detail)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Feb. 05, 2021 € / shares shares	Feb. 04, 2021 € / shares
Disclosure Of Classes Of Share Capital [Line Items]
Authorized share capital | €				€ 14,100,000
Nominal value per share | € / shares				€ 0.12
Number of shares issued and fully paid | shares				33,816,459	33,151,881	23,569,276	33,816,459
Share capital				€ 4,057,976	€ 3,978,227		$ 4,057,976
Sale of ordinary share | €				9,535,473	157,155,899	€ 102,514,879
Payments for share issue costs | €				€ 839,970	€ 13,154,360	€ 1,314,078
Voting rights description				one vote per share.
S V B Leerink [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of ordinary shares		€ 9,200,000	$ 9,698,504
Payments for share issue costs		€ 308,000	$ 299,954
Ordinary Shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized | shares				58,750,000			58,750,000
Nominal value per share | € / shares								€ 0.12	€ 0.01
Number of shares issued and fully paid | shares				33,816,459	33,151,881		33,816,459	9,511,075
Ordinary Shares [member] | S V B Leerink [Member]
Disclosure Of Classes Of Share Capital [Line Items]
At-the-market program providing for sales from time to time | $	$ 75,000,000
Sale of ordinary share | €				€ 588,100
Preferred Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized | shares				58,750,000			58,750,000